Finance receivables, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance receivables, gross
- Within one year	¥ 22,661,850	¥ 16,363,872
- After one year but not more than five years	22,047,127	17,224,604
Finance receivables, gross	44,708,977	33,588,476
Unearned finance income	(7,481,088)	(3,662,702)
Finance receivable, net of unearned finance income	37,227,889	29,925,774
Allowance for credit losses	(350,816)	(134,169)	¥ (22,486)	¥ 0
Finance receivables, net	¥ 36,877,073	¥ 29,791,605